FIDELITY INSTITUTIONAL MONEY MARKET FUNDS: CLASS I

Supplement to the Statement of Additional Information
DATED November 1, 1995

Effective November 13, 1995, the following information replaces similar information found in the "Description of the Trusts" section on page 32.


CUSTODIAN. The Bank of New York, 48 Wall Street, New York, New York, is custodian of the assets of each fund, except Tax-Exempt. UMB, 1010 Grand Avenue, Kansas City, Missouri is custodian of the assets of Tax-Exempt. The custodian is responsible for the safekeeping of a fund's assets and the appointment of the subcustodian banks and clearing agencies. The custodian takes no part in determining the investment policies of a fund or in deciding which securities are purchased or sold by a fund. However, a fund may invest in obligations of the custodian and may purchase securities from or sell securities to the custodian. Chemical Bank, headquartered in New York, may also serve as a special purpose custodian of certain assets in connection with pooled repurchase agreement transactions.
FIDELITY INSTITUTIONAL MONEY MARKET FUNDS: CLASS II

Supplement to the Statement of Additional Information
DATED November 1, 1995

Effective November 13, 1995, the following information replaces similar information found in the "Description of the Trusts" section on page 32.


CUSTODIAN. The Bank of New York, 48 Wall Street, New York, New York, is custodian of the assets of each fund, except Tax-Exempt. UMB, 1010 Grand Avenue, Kansas City, Missouri is custodian of the assets of Tax-Exempt. The custodian is responsible for the safekeeping of a fund's assets and the appointment of the subcustodian banks and clearing agencies. The custodian takes no part in determining the investment policies of a fund or in deciding which securities are purchased or sold by a fund. However, a fund may invest in obligations of the custodian and may purchase securities from or sell securities to the custodian. Chemical Bank, headquartered in New York, may also serve as a special purpose custodian of certain assets in connection with pooled repurchase agreement transactions.
FIDELITY INSTITUTIONAL MONEY MARKET FUNDS: CLASS III

Supplement to the Statement of Additional Information
DATED November 1, 1995

Effective November 13, 1995, the following information replaces similar information found in the "Description of the Trusts" section on page 32.


CUSTODIAN. The Bank of New York, 48 Wall Street, New York, New York, is custodian of the assets of each fund, except Tax-Exempt. UMB, 1010 Grand Avenue, Kansas City, Missouri is custodian of the assets of Tax-Exempt. The custodian is responsible for the safekeeping of a fund's assets and the appointment of the subcustodian banks and clearing agencies. The custodian takes no part in determining the investment policies of a fund or in deciding which securities are purchased or sold by a fund. However, a fund may invest in obligations of the custodian and may purchase securities from or sell securities to the custodian. Chemical Bank, headquartered in New York, may also serve as a special purpose custodian of certain assets in connection with pooled repurchase agreement transactions.